Share-based Payments (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACTW Option Plan [Member]
Disclosure of Share-based Payments [Line Items]
Expense from share-based payment transactions with employees	$ 474	$ 1,534	$ 2,386